Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowance for loans	$ 6,110	$ 9,758
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, aggregate liquidation	$ 7,691	$ 7,315
Preferred stock, share authorized	1,000,000	1,000,000
Preferred stock, share issued	7,225	7,225
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	12,000,000
Common stock, shares issued	4,686,731	4,686,331
Treasury stock, shares	558,533	558,533